Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 84.2%
Aerospace & Defense - 2.4%
BAE Systems PLC
5.50%, 03/26/2054 (A)	$ 880,000	$ 877,470
Boeing Co.
3.83%, 03/01/2059	2,620,000	1,713,472
5.93%, 05/01/2060	962,000	881,399
6.86%, 05/01/2054 (A)	3,093,000	3,265,438
General Electric Co.
4.13%, 10/09/2042	1,635,000	1,396,126
4.50%, 03/11/2044	1,307,000	1,165,974
RTX Corp.
4.15%, 05/15/2045	2,385,000	1,972,909
4.63%, 11/16/2048	3,681,000	3,237,107
		14,509,895
Automobile Components - 0.5%
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/2052	2,031,000	1,539,628
Lear Corp.
3.55%, 01/15/2052	2,452,000	1,682,507
		3,222,135
Automobiles - 1.5%
Ford Motor Co.
4.75%, 01/15/2043	2,659,000	2,166,618
General Motors Co.
6.25%, 10/02/2043	3,374,000	3,421,410
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	3,288,000	3,460,557
		9,048,585
Banks - 9.2%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	6,200,000	5,347,941
Fixed until 03/20/2050, 4.08% (B), 03/20/2051	3,690,000	3,033,223
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	3,705,000	3,727,243
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	454,000	459,458
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	504,000	524,954
BPCE SA
Fixed until 10/19/2041, 3.58% (B), 10/19/2042 (A)	1,021,000	748,429
Fixed until 07/19/2032, 5.75% (B), 07/19/2033 (A)	1,642,000	1,653,546
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	4,821,000	4,148,725
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	2,095,000	1,778,778
6.75%, 10/01/2037	2,779,000	3,083,543
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (A)	1,861,000	2,106,585
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (B), 04/22/2041	$ 8,642,000	$ 6,624,192
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	2,452,000	2,488,223
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	886,000	903,587
Morgan Stanley
3.97% (B), 07/22/2038	2,325,000	2,029,329
Fixed until 04/22/2038, 4.46% (B), 04/22/2039	3,085,000	2,835,828
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	1,334,000	1,339,537
PNC Financial Services Group, Inc.
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	1,169,000	1,223,278
Truist Financial Corp.
Fixed until 01/24/2034, 5.71% (B), 01/24/2035	872,000	888,313
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	2,017,000	2,074,317
UBS Group AG
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	2,114,000	2,263,766
Wells Fargo & Co.
4.75%, 12/07/2046	5,694,000	4,968,780
Wells Fargo Bank NA
5.95%, 08/26/2036	931,000	987,604
		55,239,179
Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	9,994,000	8,737,737
Constellation Brands, Inc.
5.25%, 11/15/2048	2,311,000	2,192,016
Pernod Ricard SA
5.50%, 01/15/2042 (A)	1,578,000	1,571,463
		12,501,216
Biotechnology - 1.2%
Amgen, Inc.
4.20%, 02/22/2052	1,894,000	1,530,587
5.75%, 03/02/2063	2,822,000	2,831,404
CSL Finance PLC
4.95%, 04/27/2062 (A)(C)	1,841,000	1,662,528
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,718,000	1,431,397
		7,455,916
Broadline Retail - 0.4%
Prosus NV
4.03%, 08/03/2050 (D)	1,177,000	808,527
4.99%, 01/19/2052 (D)	2,000,000	1,570,957
		2,379,484
Building Products - 2.1%
Carrier Global Corp.
6.20%, 03/15/2054	2,696,000	2,987,365
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Home Depot, Inc.
4.25%, 04/01/2046	$ 5,083,000	$ 4,386,460
Lowe's Cos., Inc.
3.00%, 10/15/2050	2,575,000	1,654,948
4.25%, 04/01/2052	2,452,000	1,965,583
Owens Corning
4.30%, 07/15/2047	1,638,000	1,346,030
		12,340,386
Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	1,139,000	1,177,250
FMR LLC
6.50%, 12/14/2040 (A)	1,718,000	1,901,624
		3,078,874
Chemicals - 1.9%
LYB International Finance BV
4.88%, 03/15/2044	1,551,000	1,380,232
Nutrien Ltd.
5.00%, 04/01/2049	4,059,000	3,656,459
OCP SA
6.88%, 04/25/2044 (D)	471,000	460,402
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	3,540,000	3,218,390
Westlake Corp.
4.38%, 11/15/2047	3,322,000	2,730,091
		11,445,574
Commercial Services & Supplies - 1.7%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	468,000	474,456
GXO Logistics, Inc.
2.65%, 07/15/2031	2,529,000	2,090,321
6.50%, 05/06/2034	677,000	701,725
Siemens Financieringsmaatschappij NV
2.88%, 03/11/2041 (A)	1,720,000	1,286,254
4.40%, 05/27/2045 (A)	1,071,000	957,704
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,598,000	2,199,216
Waste Management, Inc.
2.50%, 11/15/2050	4,092,000	2,532,546
		10,242,222
Communications Equipment - 0.3%
Corning, Inc.
4.38%, 11/15/2057	2,306,000	1,853,447
Construction Materials - 0.7%
GCC SAB de CV
3.61%, 04/20/2032 (A)	471,000	407,738
Holcim Finance US LLC
4.75%, 09/22/2046	3,974,000	3,498,747
		3,906,485
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 1.1%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	$ 3,955,000	$ 2,641,811
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)	2,420,000	2,441,288
Sysco Corp.
3.30%, 02/15/2050	2,306,000	1,621,808
		6,704,907
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (A)	2,589,000	2,635,084
Diversified Telecommunication Services - 4.0%
AT&T, Inc.
3.50%, 09/15/2053	6,726,000	4,682,478
3.55%, 09/15/2055	8,699,000	6,011,051
PLDT, Inc.
3.45%, 06/23/2050 (D)	412,000	288,309
Telefonica Emisiones SA
7.05%, 06/20/2036	4,669,000	5,206,599
Verizon Communications, Inc.
2.99%, 10/30/2056	1,531,000	960,187
3.70%, 03/22/2061	9,200,000	6,614,266
		23,762,890
Electric Utilities - 10.7%
Appalachian Power Co.
4.45%, 06/01/2045	3,433,000	2,827,777
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	2,269,000	2,041,237
Black Hills Corp.
4.20%, 09/15/2046	5,093,000	4,161,836
Comision Federal de Electricidad
4.68%, 02/09/2051 (D)	295,000	211,297
6.26%, 02/15/2052 (D)	1,100,000	961,457
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	6,865,000	5,291,273
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	3,025,000	3,227,740
DTE Electric Co.
4.05%, 05/15/2048	2,315,000	1,900,166
Duke Energy Florida LLC
6.35%, 09/15/2037	4,355,000	4,764,982
Electricite de France SA
5.00%, 09/21/2048 (A)	2,176,000	1,952,295
Entergy Arkansas LLC
4.20%, 04/01/2049	4,059,000	3,278,694
Evergy Metro, Inc.
4.20%, 03/15/2048	3,433,000	2,820,859
FirstEnergy Corp.
4.85%, 07/15/2047	3,595,000	3,119,692
Northern States Power Co.
4.00%, 08/15/2045	2,776,000	2,246,712
Pacific Gas & Electric Co.
3.50%, 08/01/2050	2,061,000	1,387,311
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	56,264
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Potomac Electric Power Co.
7.90%, 12/15/2038	$ 4,058,000	$ 5,235,981
Public Service Electric & Gas Co.
4.05%, 05/01/2048	3,433,000	2,826,029
Southern California Edison Co.
4.65%, 10/01/2043	2,919,000	2,575,977
Southern Co.
4.40%, 07/01/2046	3,025,000	2,591,669
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	1,243,000	1,208,475
Union Electric Co.
3.90%, 09/15/2042	4,615,000	3,794,965
Virginia Electric & Power Co.
8.88%, 11/15/2038	4,663,000	6,230,167
		64,712,855
Electrical Equipment - 0.3%
Emerson Electric Co.
2.75%, 10/15/2050	2,454,000	1,604,211
Electronic Equipment, Instruments & Components - 0.1%
AAC Technologies Holdings, Inc.
3.75%, 06/02/2031 (D)	654,000	571,335
Energy Equipment & Services - 0.5%
Halliburton Co.
5.00%, 11/15/2045	3,331,000	3,084,390
Financial Services - 0.3%
Brookfield Finance, Inc.
5.97%, 03/04/2054	1,973,000	2,013,611
Food Products - 0.6%
Cargill, Inc.
6.63%, 09/15/2037 (A)	2,398,000	2,690,328
J M Smucker Co.
6.50%, 11/15/2043	629,000	678,373
		3,368,701
Ground Transportation - 1.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	588,000	383,063
4.70%, 09/01/2045	4,541,000	4,160,780
5.20%, 04/15/2054	1,544,000	1,508,727
Norfolk Southern Corp.
4.65%, 01/15/2046	2,394,000	2,130,901
		8,183,471
Health Care Equipment & Supplies - 1.2%
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	3,059,000	2,356,716
5.75%, 12/06/2052 (A)	1,540,000	1,580,724
Danaher Corp.
2.60%, 10/01/2050	1,227,000	771,411
Stryker Corp.
4.63%, 03/15/2046	2,757,000	2,474,767
		7,183,618
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 4.7%
Cigna Group
3.40%, 03/15/2051	$ 2,626,000	$ 1,822,089
3.88%, 10/15/2047	3,998,000	3,087,586
5.60%, 02/15/2054	3,034,000	2,980,036
CVS Health Corp.
5.30%, 12/05/2043	4,181,000	3,874,907
5.88%, 06/01/2053	2,313,000	2,263,219
Elevance Health, Inc.
5.13%, 02/15/2053	3,089,000	2,891,359
HCA, Inc.
4.63%, 03/15/2052	3,451,000	2,839,781
6.10%, 04/01/2064	2,593,000	2,589,248
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,144,000	1,146,440
UnitedHealth Group, Inc.
5.20%, 04/15/2063	5,221,000	4,926,216
		28,420,881
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.
3.63%, 09/01/2049	2,205,000	1,634,949
Starbucks Corp.
4.50%, 11/15/2048	2,299,000	1,942,690
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,733,000	3,718,707
		7,296,346
Insurance - 2.0%
Alleghany Corp.
3.25%, 08/15/2051	1,783,000	1,232,735
4.90%, 09/15/2044	1,843,000	1,753,624
Allstate Corp.
3.85%, 08/10/2049	2,353,000	1,828,522
American International Group, Inc.
4.80%, 07/10/2045	1,538,000	1,406,512
Equitable Holdings, Inc.
5.00%, 04/20/2048	1,500,000	1,374,014
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	745,000	749,529
High Street Funding Trust II
4.68%, 02/15/2048 (A)	2,220,000	1,820,802
Willis North America, Inc.
5.90%, 03/05/2054	1,734,000	1,729,880
		11,895,618
Interactive Media & Services - 0.5%
Meta Platforms, Inc.
4.45%, 08/15/2052	2,299,000	2,012,420
5.75%, 05/15/2063	1,143,000	1,195,460
		3,207,880
Internet & Catalog Retail - 0.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	200,000	138,681
4.20%, 12/06/2047	1,221,000	997,098
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Amazon.com, Inc.
4.05%, 08/22/2047	$ 3,268,000	$ 2,796,282
JD.com, Inc.
4.13%, 01/14/2050 (C)	935,000	736,100
		4,668,161
Machinery - 0.3%
Ingersoll Rand, Inc.
5.70%, 06/15/2054	1,615,000	1,659,584
Media - 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	6,353,000	5,985,550
Comcast Corp.
2.89%, 11/01/2051	1,926,000	1,229,243
2.94%, 11/01/2056	1,281,000	793,289
4.00%, 11/01/2049	3,764,000	3,000,380
Fox Corp.
5.58%, 01/25/2049	3,078,000	2,899,221
		13,907,683
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	1,810,000	1,734,966
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	1,307,000	1,440,188
Newmont Corp.
6.25%, 10/01/2039	2,118,000	2,299,226
Nucor Corp.
2.98%, 12/15/2055	1,837,000	1,148,287
		6,622,667
Office REITs - 0.3%
Alexandria Real Estate Equities, Inc.
REIT, 5.63%, 05/15/2054	2,075,000	1,990,356
Oil, Gas & Consumable Fuels - 11.5%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (D)	1,297,000	1,168,169
BP Capital Markets America, Inc.
2.94%, 06/04/2051	4,290,000	2,812,326
Cameron LNG LLC
3.70%, 01/15/2039 (A)	1,772,000	1,484,742
Devon Energy Corp.
5.00%, 06/15/2045	1,841,000	1,611,019
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,649,000	1,352,863
5.75%, 04/18/2054	1,766,000	1,742,834
Energy Transfer LP
5.00%, 05/15/2050	1,718,000	1,493,010
7.50%, 07/01/2038	4,541,000	5,276,578
Enterprise Products Operating LLC
4.90%, 05/15/2046	3,676,000	3,390,351
Equinor ASA
5.10%, 08/17/2040	2,825,000	2,779,946
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	$ 1,542,000	$ 1,540,398
Hess Corp.
5.60%, 02/15/2041	1,863,000	1,887,342
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (D)	1,750,000	1,648,105
Kinder Morgan Energy Partners LP
6.55%, 09/15/2040	4,541,000	4,803,217
MPLX LP
5.50%, 02/15/2049	1,472,000	1,388,749
Occidental Petroleum Corp.
6.60%, 03/15/2046	2,626,000	2,796,564
ONEOK Partners LP
6.20%, 09/15/2043	2,191,000	2,248,331
ONEOK, Inc.
4.25%, 09/15/2046	2,090,000	1,673,464
5.20%, 07/15/2048	1,841,000	1,659,594
Ovintiv, Inc.
7.10%, 07/15/2053	1,629,000	1,813,772
Pertamina Persero PT
6.45%, 05/30/2044 (A)	1,429,000	1,521,153
Petroleos del Peru SA
5.63%, 06/19/2047 (D)	1,968,000	1,256,433
Petroleos Mexicanos
6.95%, 01/28/2060	1,459,000	984,652
7.69%, 01/23/2050	2,185,000	1,605,176
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	917,000	811,167
Shell International Finance BV
3.75%, 09/12/2046	4,690,000	3,728,553
Spectra Energy Partners LP
4.50%, 03/15/2045	3,433,000	2,867,078
Suncor Energy, Inc.
6.50%, 06/15/2038	3,784,000	4,155,736
TransCanada PipeLines Ltd.
5.00%, 10/16/2043	2,701,000	2,492,832
Western Midstream Operating LP
5.30%, 03/01/2048	2,452,000	2,152,198
Williams Cos., Inc.
5.40%, 03/04/2044	3,025,000	2,891,421
		69,037,773
Personal Care Products - 0.6%
Kenvue, Inc.
5.10%, 03/22/2043	3,681,000	3,619,151
Pharmaceuticals - 3.4%
AbbVie, Inc.
4.70%, 05/14/2045	2,918,000	2,702,219
5.40%, 03/15/2054	3,096,000	3,124,560
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,823,000	1,827,929
Johnson & Johnson
3.75%, 03/03/2047	1,638,000	1,349,774
Merck & Co., Inc.
3.70%, 02/10/2045	2,965,000	2,379,147
5.00%, 05/17/2053	2,160,000	2,063,401
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	$ 2,168,000	$ 2,101,170
Pfizer, Inc.
4.20%, 09/15/2048	4,581,000	3,904,552
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	1,640,000	1,108,764
		20,561,516
Professional Services - 1.1%
Equifax, Inc.
7.00%, 07/01/2037	3,854,000	4,341,976
Moody's Corp.
3.25%, 05/20/2050	3,499,000	2,432,249
		6,774,225
Residential REITs - 0.4%
American Homes 4 Rent LP
REIT, 4.30%, 04/15/2052	3,042,000	2,394,638
Retail REITs - 0.3%
Kimco Realty OP LLC
REIT, 3.70%, 10/01/2049	1,200,000	887,845
Simon Property Group LP
REIT, 5.85%, 03/08/2053	700,000	713,103
		1,600,948
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052 (C)	2,925,000	2,573,873
Broadcom, Inc.
3.50%, 02/15/2041 (A)	2,051,000	1,607,890
Foundry JV Holdco LLC
6.40%, 01/25/2038 (A)(C)	1,085,000	1,147,106
Intel Corp.
5.60%, 02/21/2054	2,075,000	2,053,539
5.90%, 02/10/2063	1,841,000	1,878,318
KLA Corp.
5.00%, 03/15/2049	1,543,000	1,475,831
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	589,000	438,517
3.25%, 11/30/2051 (C)	1,727,000	1,163,995
QUALCOMM, Inc.
4.30%, 05/20/2047	4,285,000	3,725,798
Texas Instruments, Inc.
4.15%, 05/15/2048	1,557,000	1,328,743
5.05%, 05/18/2063	1,903,000	1,816,070
		19,209,680
Software - 2.2%
Fiserv, Inc.
4.40%, 07/01/2049	1,889,000	1,577,171
Intuit, Inc.
5.50%, 09/15/2053	1,743,000	1,790,813
Microsoft Corp.
2.92%, 03/17/2052	3,894,000	2,723,008
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
6.90%, 11/09/2052	$ 6,463,000	$ 7,389,929
		13,480,921
Specialized REITs - 0.4%
VICI Properties LP
REIT, 6.13%, 04/01/2054	2,602,000	2,568,029
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	2,606,000	2,081,658
Tobacco - 1.1%
BAT Capital Corp.
4.76%, 09/06/2049	2,603,000	2,122,447
7.08%, 08/02/2053	2,566,000	2,833,624
Philip Morris International, Inc.
4.25%, 11/10/2044	1,749,000	1,459,190
		6,415,261
Wireless Telecommunication Services - 1.4%
Axiata Spv5 Labuan Ltd.
3.06%, 08/19/2050 (D)	648,000	436,020
T-Mobile USA, Inc.
3.30%, 02/15/2051	795,000	549,711
4.50%, 04/15/2050	2,746,000	2,341,325
5.65%, 01/15/2053	2,952,000	2,968,554
Vodafone Group PLC
5.75%, 06/28/2054	2,335,000	2,311,958
		8,607,568
Total Corporate Debt Securities (Cost $497,845,907)		507,069,015
U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 9.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	33,743,000	17,244,518
1.88%, 11/15/2051	18,238,000	10,891,506
3.63%, 02/15/2053 - 05/15/2053	538,000	470,550
4.13%, 08/15/2053	854,000	817,705
4.25%, 02/15/2054	4,480,000	4,386,900
4.50%, 02/15/2044	5,934,000	5,966,452
4.63%, 05/15/2044 - 05/15/2054	5,619,000	5,800,268
4.75%, 11/15/2043 - 11/15/2053	5,271,000	5,582,968
U.S. Treasury Notes
4.38%, 05/15/2034	5,942,000	6,070,124
Total U.S. Government Obligations (Cost $56,407,155)		57,230,991
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Chile - 0.3%
Chile Government International Bonds
4.00%, 01/31/2052	2,609,000	2,053,556
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	$ 353,000	$ 283,278
5.00%, 06/15/2045	1,602,000	1,141,548
		1,424,826
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
6.13%, 06/15/2033 (A)	1,405,000	1,247,387
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.85%, 01/27/2045 (D)	1,654,000	1,660,576
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (D)	1,457,000	1,335,916
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	825,000	811,592
Mexico - 0.2%
Mexico Government International Bonds
4.60%, 02/10/2048	1,483,000	1,153,051
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	2,409,000	1,604,371
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	612,000	605,853
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	1,012,000	998,964
Republic of South Africa - 0.2%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041	1,236,000	1,083,697
Romania - 0.1%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	1,272,000	894,470
Saudi Arabia - 0.2%
Saudi Government International Bonds
5.25%, 01/16/2050 (A)	1,128,000	1,056,857
Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (D)	1,354,000	1,111,296
Total Foreign Government Obligations (Cost $16,471,814)		17,042,412
	Principal	Value
ASSET-BACKED SECURITIES - 1.4%
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	$ 3,519,998	$ 3,190,773
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	5,669,881	5,250,943
Total Asset-Backed Securities (Cost $8,339,853)		8,441,716
MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
New York - 0.2%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	880,000	983,577
Total Municipal Government Obligation (Cost $981,711)		983,577

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (E)	3,696,315	3,696,315
Total Other Investment Company (Cost $3,696,315)		3,696,315

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (E), dated 07/31/2024, to be repurchased at $2,267,649 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $2,313,014.	$ 2,267,491	2,267,491
Total Repurchase Agreement (Cost $2,267,491)		2,267,491
Total Investments (Cost $586,010,246)		596,731,517
Net Other Assets (Liabilities) - 0.9%		5,482,219
Net Assets - 100.0%		$ 602,213,736
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$507,069,015	$—	$507,069,015
U.S. Government Obligations	—	57,230,991	—	57,230,991
Foreign Government Obligations	—	17,042,412	—	17,042,412
Asset-Backed Securities	—	8,441,716	—	8,441,716
Municipal Government Obligation	—	983,577	—	983,577
Other Investment Company	3,696,315	—	—	3,696,315
Repurchase Agreement	—	2,267,491	—	2,267,491
Total Investments	$3,696,315	$593,035,202	$—	$596,731,517
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $66,864,680, representing 11.1% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $3,619,004, collateralized by cash collateral of $3,696,315. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the total value of the Regulation S securities is $16,707,189, representing 2.8%
of the Fund's net assets.

(E)	Rate disclosed reflects the yield at July 31, 2024.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Long Credit (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds